Shareholder's Equity Shareholder's Equity (Narrative)(Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jun. 04, 2010	Jun. 06, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 462,000,000	$ 388,000,000	$ 378,000,000
Income tax benefit recognized for share-based compensation	173,000,000	145,000,000	142,000,000
Number of shares registered under the Securities Act of 1933				210
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	157,000,000	141,000,000	152,000,000
Restricted stock and performance share units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting percentages	0.00%
Restricted stock and performance share awards vesting periods, in years	1 year
Restricted stock and performance share units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting percentages	150.00%
Restricted stock and performance share awards vesting periods, in years	3 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	277,000,000	224,000,000	195,000,000
Restricted stock units vesting percentage, 3 years	50.00%
Restricted stock units vesting percentage, 5 years	50.00%
Weighted average discount for dividend yield	9.50%	10.30%	12.20%
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting periods, in years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting periods, in years	5 years
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	28,000,000	23,000,000	31,000,000
2013 Share repurchase program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount					15,000,000,000
Stock repurchase program, remaining authorized repurchase amount	10,300,000,000
2011 Share repurchase program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount					15,000,000,000
Stock repurchase program, remaining authorized repurchase amount					$ 712,000,000